Cover	Apr. 01, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed by Soluna Holdings, Inc. (the “Company”) to amend and supplement its Current Report on Form 8-K filed with the Securities and Exchange Commission on April 1, 2026 (the “Original Report”). As previously disclosed in the Original Report, on April 1, 2026, Soluna DV Wind SponsorCo, LLC, a wholly owned indirect subsidiary of the Company, acquired one hundred percent (100%) of the issued and outstanding equity interests in Briscoe Wind Farm, LLC, a Delaware limited liability company (the “Briscoe Project Company”), pursuant to that certain Membership Interest Purchase Agreement with Briscoe Wind Project Holdings I, LLC, JPM Capital Corporation and Morgan Stanley Wind LLC (the “Acquisition”)The Company is filing this Amendment solely to supplement Item 9.01 of the Original Report to file (i) the audited financial statements of the Briscoe Project Company as of and for the years ended December 31, 2025 and 2024, and (ii) the unaudited pro forma condensed combined financial information of the Company as of and for the year ended December 31, 2025, which gives effect to the Acquisition as if it had been consummated on January 1, 2025. Except for the foregoing, this Amendment does not modify or update any other disclosure contained in the Original Report.
Document Period End Date	Apr. 01, 2026
Entity File Number	001-40261
Entity Registrant Name	SOLUNA HOLDINGS, INC.
Entity Central Index Key	0000064463
Entity Tax Identification Number	14-1462255
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	325 Washington Avenue Extension
Entity Address, City or Town	Albany
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12205
City Area Code	(516)
Local Phone Number	216-9257
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, par value $0.001 per share
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	SLNH
Security Exchange Name	NASDAQ
9.0% Series A Cumulative Perpetual Preferred Stock, par value $0.001 per share
Title of 12(b) Security	9.0% Series A Cumulative Perpetual Preferred Stock, par value $0.001 per share
Trading Symbol	SLNHP
Security Exchange Name	NASDAQ